SCHEDULE OF INFORMATION RELATED TO OPTIONS OUTSTANDING (Details)	12 Months Ended
Dec. 31, 2024 $ / shares
IfrsStatementLineItems [Line Items]
Exercise Price	$ 11.33
Number of share options outstanding	294,495
Weighted average remaining life	2 years
Number of share options exercisable outstanding	134,495
2019 share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 35.57
Number of share options outstanding	25,748
Weighted average remaining life	1 year
Number of share options exercisable outstanding	25,748
2020 share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 58.12
Number of share options outstanding	7,464
Weighted average remaining life	1 year
Number of share options exercisable outstanding	7,464
2021 share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 60.00
Number of share options outstanding	13,421
Weighted average remaining life	3 years
Number of share options exercisable outstanding	13,421
2022 employee grants share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 77.10
Number of share options outstanding	519
Weighted average remaining life	3 years
Number of share options exercisable outstanding	519
2023 employee grants share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 7.70
Number of share options outstanding	87,343
Weighted average remaining life	3 years
Number of share options exercisable outstanding	87,343
2024 employee grants share option [member]
IfrsStatementLineItems [Line Items]
Exercise Price	$ 2.94
Number of share options outstanding	160,000
Weighted average remaining life	3 years
Number of share options exercisable outstanding